Share-based payments - Summary of terms and conditions of share-based payment arrangement (Detail)	12 Months Ended
Dec. 31, 2023 shares
One Tranche [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Period in months when options will become potentially suitable for exercise ("Grace Period")	12 months
Percentage of the number of options granted	20.00%
Quantity of the number of options granted	332,498
Two Tranche [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Period in months when options will become potentially suitable for exercise ("Grace Period")	24 months
Percentage of the number of options granted	20.00%
Quantity of the number of options granted	332,498
Three Tranche [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Period in months when options will become potentially suitable for exercise ("Grace Period")	36 months
Percentage of the number of options granted	60.00%
Quantity of the number of options granted	997,485